Current and deferred income tax liability - Income and resource taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current Tax Expense
Current income tax	$ 27,543	$ 20,535
Total Current Tax Expense	27,543	20,535
Deferred Tax Recovery
Deferred tax expense (recovery)	(2,440)	2,051
Total Deferred Tax Expense (recovery)	(2,440)	2,051
Total tax expense	$ 25,103	$ 22,586